ACCUVEST GLOBAL OPPORTUNITIES ETF (NYSE Arca Ticker: ACCU)

SUMMARY PROSPECTUS – October 29, 2012

Before you invest in the Fund, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and the risks of investing in the Fund. The Fund’s current prospectus and statement of additional information, each dated October 29, 2012, as supplemented from time to time, are incorporated by reference into this summary prospectus. You can find the Fund’s prospectus and statement of additional information, as well as other information about the Fund, online at http://advisorshares.com/fund/accu. You may also obtain this information at no charge by calling 877.THE.ETF1 (877.843.3831) or by sending an email request to info@advisorshares.com.

INVESTMENT OBJECTIVE

The Accuvest Global Opportunities ETF (the “Fund”) seeks long-term capital appreciation in excess of global equity benchmarks such as the MSCI All Country World Index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	0.95%
DISTRIBUTION (12b-1) FEES	0.00%
OTHER EXPENSES	1.32%
ACQUIRED FUND FEES AND EXPENSES(a)	0.52%
TOTAL ANNUAL FUND OPERATING EXPENSES(b)	2.79%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT (c)	1.02%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(b)	1.77%

(a)	As a shareholder in certain Underlying ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” do not reflect the operating expenses of exchange traded products that are not investment companies in which the Fund invests, including exchange traded notes and exchange traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”).

(b)	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.

(c)	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest expense, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.25% of the Fund’s average daily net assets for a year from the date of this Prospectus and for an indefinite period thereafter subject to annual approval by the AdvisorShares Trust Board of Trustees (the “Board”). The expense limitation agreement (i) may be terminated at any time by the Board and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Accuvest Global Opportunities ETF	$180	$769	$1,384	$3,045

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. For the period from January 25, 2012, the Fund’s commencement of operations, through the most recent fiscal year ended June 30, 2012, the Fund’s portfolio turnover rate was 135% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing primarily in other exchange traded funds (the “Underlying ETFs”). Accuvest Global Advisors (the “Sub-Advisor”) seeks to achieve the Fund’s investment objective by investing in Underlying ETFs that provide diversified exposure to select economies around the world. The Sub-Advisor ranks countries on a monthly basis using its proprietary country ranking model in order to determine their relative attractiveness. The Sub-Advisor then endeavors to invest in Underlying ETFs, which may be both affiliated and unaffiliated with the Fund, that individually or in combination correspond generally to the price and yield performance of the specific countries (or regions) identified as most attractive by the model. The Sub-Advisor believes that attractive returns can only be achieved by actively structuring portfolios distinct from simply tracking market indices. As a result, the Fund’s portfolio will be invested only in countries with the highest rankings as identified by the Sub-Advisor’s proprietary country ranking process.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks that may affect the value of its shares, including:

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of the Underlying ETFs and the allocation of assets among the Underlying ETFs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

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Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in listed securities is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. The Fund’s investments in ETNs and certain other ETPs may be subject to restrictions on the amount and timing of any redemptions, which may adversely affect the value of the Fund’s portfolio holdings.

Market Risk. Due to market conditions, the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to “regulated investment companies,” the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund’s investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Trading Risk. Shares of the Fund may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Underlying ETF Investment Risk. Through its investments in the Underlying ETFs, the Fund will be subject to the risks associated with the Underlying ETFs’ investments, including the possibility that the value of the securities held by an Underlying ETF could decrease. These risks include any combination of the risks described below. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the Underlying ETFs and the Underlying ETFs’ exposure to various security types, currencies, market sectors and geographic regions.

Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETF’s investments in, or exposure to, emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Risk. The prices of equity securities in which an Underlying ETF invests, or is exposed to, rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Fixed Income Risk. An Underlying ETF’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the Underlying ETF to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

Foreign Currency Risk. Currency movements may negatively impact the value of an Underlying ETF security even when there is no change in the value of the security in the issuer’s home country. Certain of the Underlying ETFs may not hedge against the risk of currency exchange rate fluctuations, while other Underlying ETFs may if there is volatility in currency exchange rates.

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Foreign Securities Risk. An Underlying ETF’s investments in, or exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

Geographic Investment Risk. Each Underlying ETF invests a significant portion of its assets in the securities of issuers organized in one or more jurisdictions around the world, or in securities or instruments that provide exposure to such issuers. As such, each Underlying ETF is likely to be impacted by economic conditions or events affecting the particular market or markets reflected by its name. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Underlying ETF’s performance. Initially the Fund is expected to have significant exposure to the regions listed below. The Sub-Advisor anticipates, however, that the Fund’s exposure to particular regions and countries will vary greatly and may change frequently.

ASIA. To the extent an Underlying ETF’s investments have significant investment exposure to Asia, the Underlying ETF will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that region. While certain Asian economies are exemplars of growth and development others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions.

EASTERN EUROPE. An Underlying ETF’s investments may have significant exposure to companies located in Eastern Europe. Because of this, companies in the Underlying ETF’s portfolio may react similarly to political, social, and economic developments in any of the Eastern European countries.

EUROPE. Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries.

PACIFIC REGION. Many of the Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade. The region’s economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources.

NORTH AMERICA. The United States is Canada’s largest trading and investment partner and the Canadian economy is significantly affected by developments in the U.S. economy. The United States is also a significant trading partner of many emerging markets in which the Underlying ETFs invest. Decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates or a recession in the United States may have an adverse impact on these markets.

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Investment Risk. Similar to an investment in the Fund, an investment in an Underlying ETF is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment in an Underlying ETF. Further, there is no guarantee that an Underlying ETF will achieve its investment objective.

Large-Capitalization Risk. An Underlying ETF may invest in large-capitalization companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of small- and mid-capitalization companies or the market as a whole.

Mid-Capitalization Risk. An Underlying ETF may invest in mid-capitalization companies. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large- or small-cap companies or the market as a whole.

Small-Capitalization Risk. An Underlying ETF may invest in small-capitalization companies. Small-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-cap companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when the performance of small-cap stocks falls behind that of other types of investments, such as large-cap stocks, the Underlying ETF’s performance could be adversely affected.

Tracking Error Risk. Tracking error can arise due to factors such as the effect of transaction fees and expenses incurred by the Underlying ETF, changes in composition of the benchmark, and the ability of the ETF manager or sponsor to successfully implement his or her investment strategy.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

MANAGEMENT

Name	Title

AdvisorShares Investments, LLC	Advisor

Accuvest Global Advisors	Sub-Advisor

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PORTFOLIO MANAGERS

Name and Title	Length of Service with Sub-Advisor

David Garff, President & Portfolio Manager	since 2005
Brad Jensen, Managing Director & Portfolio Manager	since 2008
David Allen, Senior Associate & Portfolio Manager	since 2006
Chris Heyman, Senior Associate & Portfolio Manager	since 2008

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis at their NAV only in a large specified number of shares called a “Creation Unit.” The shares of the Fund that trade on the Exchange are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of at least 25,000 shares. A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Distributor or uses a Depository Trust Company (“DTC”) participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into the Fund a basket of shares of specific ETFs and a specified amount of cash, together totaling the NAV of the Creation Unit(s), in exchange for 25,000 shares of the Fund (or multiples thereof).

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers. The shares of the Fund are listed on the Exchange, and because shares trade at market prices rather than at NAV, shares may trade at a value greater than or less than their NAV.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”).

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Advisor or the Sub-Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing broker-dealers or other intermediaries and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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